Pensions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Net pension cost [table text block]	Net pension cost (in USD million) 2022 2021 2020 Notional contribution plans 57 60 55 Defined benefit plans 188 216 184 Defined contribution plans 213 213 192 Total net pension cost 458 488 432
Disclosure of defined benefit plans [table text block]
Changes in pension liabilities and plan assets

during the year
(in USD million) 2022 2021
Pension liabilities at 1 January 9,358 9,216
Current service cost 183 208
Interest cost 105 238
Actuarial (gains)/losses and currency effects (1,785) (72)
Changes in notional contribution liability and other

effects
67 63
Benefits paid (258) (295)
Pension liabilities at 31 December 7,670 9,358
Fair value of plan assets at 1 January 6,404 6,234
Interest income 116 106
Return on plan assets (excluding interest income) (622) 291
Company contributions 104 114
Benefits paid (121) (137)
Other effects 6 -
Foreign currency translation effects (669) (204)
Fair value of plan assets at 31 December 5,218 6,404
Net pension liability at 31 December 2,452 2,954
Represented by:
Asset recognised as non-current pension assets

(funded plan)
1,219 1,449
Liability recognised as non-current pension liabilities

(unfunded plans)
3,671 4,403
Pension liabilities specified by funded and unfunded

pension plans
7,670 9,358
Funded 3,999 4,955
Unfunded 3,671 4,403

Actuarial losses and gains recognised directly in Other comprehensive income [text block]
Actuarial losses and gains recognised directly

in Other comprehensive income (OCI)
(in USD million) 2022 2021 2020
Net actuarial (losses)/gains recognised in OCI

during the year
174 63 3
Foreign currency translation effects 287 84 (109)
Tax effects of actuarial (losses)/gains recognised in OCI (105) (35) 19
Recognised directly in OCI during the year, net of tax 356 112 (87)

Actuarial assumptions [text block]
Actuarial assumptions
Assumptions used to determine
benefit costs in %
Assumptions used to determine
benefit obligations in %
Rounded to the nearest quartile 2022 2021 2022 2021
Discount rate
2.00 1.75 3.75 2.00
Rate of compensation increase
2.50 2.00 3.50 2.50
Expected rate of pension increase
1.75 1.25 2.75 1.75
Expected increase of social security base amount (G-amount)
2.25 2.00 3.25 2.25
Weighted-average duration of the defined benefit obligation
13.5 15.2

Disclosure of sensitivity analysis for actuarial assumptions [table text block]
Discount rate
Expected rate of
compensation
increase
Expected rate of
pension increase Mortality assumption
(in USD million) 0.50% -0.50% 0.50% -0.50% 0.50% -0.50% + 1 year - 1 year
Effect on:
Defined benefit obligation at 31 December 2022 (491) 553 109 (104) 462 (422) 285 (257)
Service cost 2023 (16) 18 8 (7) 12 (11) 6 (5)

Portfolio weighting as approved by the board of Statoil Pension [text block]	Target portfolio weight (in %) 2022 2021 Equity securities 32.9 34.1 29-38 Bonds 53.1 50.2 46-59 Money market instruments 7.4 9.1 0-14 Real estate 6.6 6.6 5-10 Total 100.0 100.0